CONTINGENCY AND COMMITMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2019	Jul. 31, 2019
Banso permit [Member]
Environmental bond	$ 385,000
Muoso permit [Member]
Environmental bond	$ 327,000
Ghanaian subsidiary [Member]
Outstanding annual mineral right fees		$ 4,654,800